Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000104752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.01%	2.46%	4.72%
C000104753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.26%	2.81%	4.65%
C000104754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000092730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	14.38%	7.45%	10.22%
C000092731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	18.81%	7.79%	10.15%
C000092732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014185
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(10.21%)	(5.57%)	3.37%
C000014187
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(6.84%)	(5.26%)	3.18%
C000014184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014191
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.49%	2.20%	7.78%
C000014193
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.55%	2.55%	7.55%
C000081646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014194
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Without Sales Load [Member] | C000104752
Average Annual Return [Line Items]
Average Annual Return, Percent	14.03%	3.58%	5.28%
Without Sales Load [Member] | C000104753
Average Annual Return [Line Items]
Average Annual Return, Percent	13.26%	2.81%	4.65%
Without Sales Load [Member] | C000104754
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%	3.83%	5.53%
Without Sales Load [Member] | C000092730
Average Annual Return [Line Items]
Average Annual Return, Percent	20.71%	8.61%	10.82%
Without Sales Load [Member] | C000092731
Average Annual Return [Line Items]
Average Annual Return, Percent	19.81%	7.79%	10.15%
Without Sales Load [Member] | C000092732
Average Annual Return [Line Items]
Average Annual Return, Percent	21.00%	8.87%	11.09%
Without Sales Load [Member] | C000014185
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.22%)	(4.54%)	3.93%
Without Sales Load [Member] | C000014187
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.91%)	(5.26%)	3.18%
Without Sales Load [Member] | C000014184
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.01%)	(4.30%)	4.21%
Without Sales Load [Member] | C000014191
Average Annual Return [Line Items]
Average Annual Return, Percent	14.46%	3.32%	8.37%
Without Sales Load [Member] | C000014193
Average Annual Return [Line Items]
Average Annual Return, Percent	13.55%	2.55%	7.55%
Without Sales Load [Member] | C000081646
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%	3.57%	8.64%
Without Sales Load [Member] | C000014194
Average Annual Return [Line Items]
Average Annual Return, Percent	14.13%	3.06%	8.10%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.20%	13.00%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.20%	13.00%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.20%	13.00%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.35%	10.88%	12.57%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.35%	10.88%	12.57%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.35%	10.88%	12.57%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	(6.11%)	(2.19%)	4.10%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	(6.11%)	(2.19%)	4.10%
EATON VANCE Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	(6.11%)	(2.19%)	4.10%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.20%	13.00%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.20%	13.00%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.20%	13.00%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.20%	13.00%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.35%	10.88%	12.57%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
Eaton Vance Index: Blended Index (60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.95%	6.45%	8.20%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.35%	10.88%	12.57%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
Eaton Vance Index: Blended Index (60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.95%	6.45%	8.20%
EATON VANCE Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.35%	10.88%	12.57%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
Eaton Vance Index: Blended Index (60% MSCI ACWI Index and 40% Bloomberg U.S. Aggregate Bond Index)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.95%	6.45%	8.20%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	19.65%	4.54%	9.03%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	12.78%	15.37%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	19.65%	4.54%	9.03%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	12.78%	15.37%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	19.65%	4.54%	9.03%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	12.78%	15.37%
EATON VANCE Index: MSCI World Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index
Average Annual Return, Percent	19.65%	4.54%	9.03%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	12.78%	15.37%